Description of Organization and Business Operations (Q3) (Details)						9 Months Ended		12 Months Ended		33 Months Ended
	Aug. 04, 2023 USD ($) shares	Jun. 20, 2023 USD ($)	Jan. 11, 2023 USD ($) shares	Feb. 09, 2021 USD ($) $ / shares shares	Oct. 14, 2020 Business	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | Business					1
Deferred underwriting commission						$ 250,000		$ 250,000	$ 250,000	$ 250,000
Proceeds from issuance initial public offering								0	483,000,000
Proceeds received from private placement								$ 0	12,324,495
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account						80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%		50.00%
Minimum net tangible assets upon consummation of merger	$ 5,000,001					$ 5,000,001		$ 5,000,001		5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent						15.00%		15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%		100.00%
Redemption period upon closure						10 days		10 days
Maximum net interest to pay dissolution expenses						$ 100,000		$ 100,000
Minimum amount required for MVLS		$ 35,000,000
Number of calendar days from date of notice						180 days
Number of consecutive business days		30 days				10 days
Cash operating bank account						$ 310,838		22,339	93,599	310,838
Working capital						7,500,000		1,100,000		7,500,000
Aggregate purchase price						25,000		25,000
Loan from the Sponsor								0	30,212
Loans from working capital						850,000		500,000	$ 0	850,000
Investment income from Trust Account										5,913,216
Cash withdrawn from Trust Account for working capital purposes						1,230,308		43,317		1,311,725
Proceeds from Cash Withdrawal from Trust Account for Working Capital Purposes						$ 1,230,308	$ 27,010	$ 43,317		$ 4,304,076
Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares	282,624		47,381,598
Redemption amount	$ 2,942,664		$ 478,003,632
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Loan from the Sponsor						$ 135,000		$ 135,000
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares) | shares				8,216,330				8,216,330
Price of warrant (in dollars per share) | $ / shares				$ 1.5				$ 1.5
Proceeds received from private placement				$ 12,300,000				$ 12,300,000
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting commission				$ 16,900,000
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares				48,300,000
Deferred underwriting commission				$ 250,000
Purchase price, per unit (in dollars per share) | $ / shares				$ 10
Proceeds from issuance initial public offering				$ 483,000,000
Offering costs				$ 27,100,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares				483,000,000
Price of warrant (in dollars per share) | $ / shares				$ 1.5
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares) | shares				8,216,330
Price of warrant (in dollars per share) | $ / shares				$ 1.5
Proceeds received from private placement				$ 12,300,000
Over-Allotment Units
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares				6,300,000
Purchase price, per unit (in dollars per share) | $ / shares				$ 10